Consolidated Statement of Shareholders' Equity (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Total equity beginning at Dec. 31, 2007	$ 238,480	$ 0	$ 238,701	$ (2,188)	$ (3,227)	$ 5,194
Common shares beginning at Dec. 31, 2007		1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(16,542)		0	0	(20,798)	4,256
Amortized compensation expense related to stock options	2,114		2,114	0	0	0
Unrealized loss on interest rate swap	(3,396)		0	(3,396)	0	0
Distributions to noncontrolling interest partners	(3,555)		0	0	0	(3,555)
Acquisition and disposal of shares of noncontrolling interests	(356)		0	0	0	(356)
Other	183					183
Total equity ending at Dec. 31, 2008	216,928	0	240,815	(5,584)	(24,025)	5,722
Common shares ending at Dec. 31, 2008		1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(22,033)		0	0	(22,454)	421
Amortized compensation expense related to stock options	1,297		1,297	0	0	0
Recognition of interest rate swap liability to earnings	2,853		0	2,853	0	0
Distributions to noncontrolling interest partners	(2,966)		0	0	0	(2,966)
Acquisition and disposal of shares of noncontrolling interests	731		511	0	0	220
Total equity ending at Dec. 31, 2009	196,810	0	242,623	(2,731)	(46,479)	3,397
Common shares ending at Dec. 31, 2009	1,000	1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(5,103)	0	0	0	(6,706)	1,603
Amortized compensation expense related to stock options	649	0	649	0	0	0
Recognition of interest rate swap liability to earnings	1,717	0	0	1,717	0	0
Distributions to noncontrolling interest partners	(2,198)	0	0	0	0	(2,198)
Acquisition and disposal of shares of noncontrolling interests	18,444	0	(1,766)	0	0	20,210
Total equity ending at Jun. 30, 2010	210,318	0	241,506	(1,014)	(53,185)	23,011
Common shares ending at Jun. 30, 2010		1,000
Total equity beginning at Dec. 31, 2009	196,810		242,623	(2,731)	(46,479)	3,397
Common shares beginning at Dec. 31, 2009	1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(2,289)		0	0	(8,740)	6,451
Amortized compensation expense related to stock options	1,336		1,336	0	0	0
Unrealized loss on interest rate swap	(314)		0	(314)	0	0
Recognition of interest rate swap liability to earnings	2,731		0	2,731	0	0
Distributions to noncontrolling interest partners	(6,745)		0	0	0	(6,745)
Acquisition and disposal of shares of noncontrolling interests	36,722		(3,000)	0	0	39,722
Total equity ending at Dec. 31, 2010	228,251	0	240,959	(314)	(55,219)	42,825
Common shares ending at Dec. 31, 2010	1,000	1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(4,350)	0	0	0	(11,092)	6,742
Amortized compensation expense related to stock options	668	0	668	0	0	0
Unrealized loss on interest rate swap	(351)	0	0	(351)	0	0
Recognition of interest rate swap liability to earnings	665	0	0	665	0	0
Distributions to noncontrolling interest partners	(7,718)	0	0	0	0	(7,718)
Acquisition and disposal of shares of noncontrolling interests	(1,437)	0	(657)	0	0	(780)
Total equity ending at Jun. 30, 2011	$ 215,728	$ 0	$ 240,970	$ 0	$ (66,311)	$ 41,069
Common shares ending at Jun. 30, 2011	1,000	1,000